UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               April 17, 2009
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           31
Form 13F Information Table Value Total:       311404
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	11824	695520	SOLE
Atmos Energy		COM	49560105	18306	791800	SOLE
Beckman Coulter		COM	75811109	18079	354425	SOLE
Brinks 			COM	109696104	9187	347200	SOLE
Brinks Home Security	COM	109699108	7402	327525	SOLE
Cabelas			COM	126804301	11149	1223800	SOLE
Cintas			COM	172908105	17450	705900	SOLE
Coinstar		COM	19259p300	13728	419300	SOLE
Deluxe			COM	248019101	12266	1273698	SOLE
Entertainment PropertiesCOM	29380t105	10303	653755	SOLE
Equifax 		COM	294429105	10229	418370	SOLE
Frontier Comms		COM	35906A108	1659	231000	SOLE
Graco			COM	384109104	5647	330820	SOLE
Health Care REIT	COM	42217k106	1224	40000	SOLE
Hillenbrand		COM	431571108	9849	615150	SOLE
Intl Flav & Fragrances	COM	459506101	16253	533575	SOLE
Intl Game Technology	COM	459902102	8351	905750	SOLE
Jack Henry		COM	426281101	18772	1150250	SOLE
McCormick		COM	579780206	16181	547195	SOLE
Mobile Mini		COM	60740f105	11662	1012310	SOLE
NBTY 			COM	628782104	7160	508510	SOLE
NSTAR			COM	67019e107	1753	55000	SOLE
Patterson Companies	COM	703395103	1633	86560	SOLE
Prospect Capital	COM	74348t102	1462	171575	SOLE
SEIC			COM	784117103	13128	1075200	SOLE
Sigma-Aldrich		COM	826552101	3516	93050	SOLE
Sonic 			COM	835451105	15322	1529165	SOLE
Sonoco 			COM	835495102	7198	343069	SOLE
Total System Services	COM	891906109	17589	1273650	SOLE
UDR			COM	902653104	9469	1099750	SOLE
Waters			COM	941848103	3653	98875	SOLE